Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
INTERNATIONAL EQUITY FUND - Class F Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	37.03%	6.75%	18.13%	(15.96%)	9.96%	11.36%	22.41%	(16.71%)	26.66%	(0.53%)
EMERGING MARKETS EQUITY FUND - Class F Prospectus | SIT EMERGING MARKETS EQUITY FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	35.91%	4.33%	9.80%	(21.49%)	(1.83%)	17.02%	19.75%	(18.67%)	37.27%	12.49%
INTERNATIONAL FIXED INCOME FUND - Class F Prospectus | SIT INTERNATIONAL FIXED INCOME FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	2.78%	2.53%	7.13%	(9.20%)	(2.20%)	2.95%	6.55%	1.93%	1.79%	4.56%
EMERGING MARKETS DEBT FUND - Class F Prospectus | SIT EMERGING MARKETS DEBT FUND - CLASS F, effective 1-31-2017 (formerly Class A)
Prospectus [Line Items]
Annual Return [Percent]	19.85%	2.64%	13.55%	(15.44%)	(5.83%)	4.04%	14.37%	(8.73%)	14.25%	9.40%
INTERNATIONAL EQUITY FUND - Class I Prospectus | SIT INTERNATIONAL EQUITY FUND - CLASS I
Prospectus [Line Items]
Annual Return [Percent]	36.60%	6.56%	17.79%	(16.15%)	9.67%	11.03%	22.17%	(16.99%)	26.31%	(0.76%)
INTERNATIONAL EQUITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	37.28%	7.05%	18.34%	(15.68%)	10.13%	11.71%	22.74%	(16.52%)	26.94%	(0.31%)
EMERGING MARKETS EQUITY FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	36.26%	4.62%	10.09%	(21.29%)	(1.66%)	17.38%	20.05%	(18.42%)	37.58%	12.77%
INTERNATIONAL FIXED INCOME FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	2.90%	2.86%	7.36%	(8.93%)	(1.97%)	3.25%	6.81%	2.08%	2.10%	4.75%
EMERGING MARKETS DEBT FUND - Class Y Prospectus | Class Y
Prospectus [Line Items]
Annual Return [Percent]	20.10%	2.88%	13.88%	(15.21%)	(5.63%)	4.26%	14.64%	(8.48%)	14.54%	9.79%